Issued Capital and Reserves - Additional Information (Details) € / shares in Units, $ / shares in Units, € in Thousands																		1 Months Ended	12 Months Ended
	Sep. 08, 2020 EUR (€) shares	Aug. 27, 2020 EUR (€)	Aug. 27, 2020 USD ($) $ / shares shares	Jul. 27, 2020 EUR (€)	Jul. 27, 2020 USD ($) $ / shares shares	Jun. 29, 2020 EUR (€)	May 08, 2020 EUR (€) shares	May 05, 2020 EUR (€) shares	Apr. 23, 2020 EUR (€)	Mar. 17, 2020 EUR (€)	Mar. 17, 2020 USD ($)	Mar. 16, 2020 EUR (€) shares	Mar. 16, 2020 USD ($) shares	Nov. 06, 2019 EUR (€)	Nov. 06, 2019 USD ($)	Sep. 18, 2019 shares	Mar. 14, 2019 EUR (€) € / shares shares	Jan. 31, 2019 EUR (€) shares	Dec. 31, 2020 EUR (€) € / shares shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 EUR (€) € / shares shares	Nov. 30, 2020 USD ($)	Nov. 06, 2019 $ / shares	Oct. 10, 2019 EUR (€)	Oct. 10, 2019 $ / shares	Sep. 26, 2019 EUR (€) shares	Dec. 31, 2018 EUR (€)
Disclosure Of Classes Of Share Capital [Line Items]
Stock split ratio																0.05556
Shares issued during period stock split | shares																206,595,492
Nominal value | € / shares																			€ 1.00		€ 1.00
Equity transaction costs																			€ 33,223		€ 16,638
Shares issued | shares																		5,088,204
Cash investment																											€ 80,000
Share capital																			246,310		232,304
Bill & Melinda Gates Foundation
Disclosure Of Classes Of Share Capital [Line Items]
Share capital																										€ 3,000
Ordinary shares issued | shares																										3,038,674
Ordinary Shares Series B
Disclosure Of Classes Of Share Capital [Line Items]
Share capital																					€ 12,500
Ordinary shares issued | shares																					12,465,288
Ordinary Shares Series B | HONG KONG
Disclosure Of Classes Of Share Capital [Line Items]
Ordinary shares issued but not fully paid | shares																					5,524,506
Global Offering
Disclosure Of Classes Of Share Capital [Line Items]
Aggregate proceeds from issuance of ordinary share																			436,300	$ 513,000,000
Shares issued | shares			16,124		5,500,000
Percentage of ADS to ordinary shares		100.00%	100.00%	100.00%	100.00%
Ordinary shares issued price per share | $ / shares			$ 93.00		$ 93.00
June 2020 Private Placement
Disclosure Of Classes Of Share Capital [Line Items]
Shares issued | shares	2,595,996
Equity issuable						€ 123,900
June 2020 Private Placement | Convertible Note
Disclosure Of Classes Of Share Capital [Line Items]
Maturity period	4 years
At-The-Market Offering Program
Disclosure Of Classes Of Share Capital [Line Items]
Aggregate proceeds from issuance of ordinary share																			€ 76,500	$ 92,900,000
Shares issued | shares																			735,490
Percentage of ADS to ordinary shares																			100.00%	100.00%
Maximum gross proceeds receivable from issuance of ordinary shares | $																						$ 500,000,000
Initial Public Offering (IPO)
Disclosure Of Classes Of Share Capital [Line Items]
Aggregate proceeds from issuance of ordinary share														€ 143,300	$ 157,800,000
Ordinary shares issued price per share | $ / shares																							$ 15.00		$ 15.00
Increase in share capital														10,500
Neon Therapeutics, Inc.
Disclosure Of Classes Of Share Capital [Line Items]
Shares issued | shares							1,935,488
BioNTech Cell & Gene Therapies GmbH
Disclosure Of Classes Of Share Capital [Line Items]
Nominal value | € / shares																	€ 1.00
Shares issued | shares																	2,374,794
Remaining non-controlling interests acquired																	5.50%
Derecognition of non-controlling interest																	€ 700
Decrease in capital reserve																	1,600
Shanghai Fosun Pharmaceuticals (Group) Co., Ltd
Disclosure Of Classes Of Share Capital [Line Items]
Aggregate proceeds from issuance of ordinary share												€ 45,600	$ 50,000,000
Number of ordinary shares issuable | shares												1,580,777	1,580,777
Pfizer Inc.
Disclosure Of Classes Of Share Capital [Line Items]
Aggregate proceeds from issuance of ordinary share										€ 103,900	$ 113,000,000
Shares issued | shares								2,377,446
Share Capital
Disclosure Of Classes Of Share Capital [Line Items]
Issuance of share capital																		€ 5,100	€ 14,000		€ 39,000
Share Capital | Global Offering
Disclosure Of Classes Of Share Capital [Line Items]
Issuance of share capital		€ 16	$ 19,000	€ 5,500	$ 6,400,000														5,500
Share Capital | June 2020 Private Placement
Disclosure Of Classes Of Share Capital [Line Items]
Issuance of share capital						€ 2,600
Share Capital | Initial Public Offering (IPO)
Disclosure Of Classes Of Share Capital [Line Items]
Share capital														500										€ 10,000
Share Capital | Neon Therapeutics, Inc.
Disclosure Of Classes Of Share Capital [Line Items]
Issuance of share capital							€ 1,900
Share Capital | BioNTech Cell & Gene Therapies GmbH
Disclosure Of Classes Of Share Capital [Line Items]
Share capital																	€ 2,400
Share Capital | Shanghai Fosun Pharmaceuticals (Group) Co., Ltd
Disclosure Of Classes Of Share Capital [Line Items]
Issuance of share capital									€ 1,600
Share Capital | Pfizer Inc.
Disclosure Of Classes Of Share Capital [Line Items]
Issuance of share capital								€ 2,400
Treasury Shares
Disclosure Of Classes Of Share Capital [Line Items]
Issuance of share capital																			700
Treasury Shares | At-The-Market Offering Program
Disclosure Of Classes Of Share Capital [Line Items]
Issuance of share capital																			€ 700
Shares issued | shares																			(735,490)
Capital Reserve
Disclosure Of Classes Of Share Capital [Line Items]
Issuance of share capital																			€ 861,000		359,200
Equity transaction costs																			33,223		16,638
Capital Reserve | Bill & Melinda Gates Foundation
Disclosure Of Classes Of Share Capital [Line Items]
Share capital																										€ 46,800
Capital Reserve | Ordinary Shares Series B
Disclosure Of Classes Of Share Capital [Line Items]
Share capital																					€ 186,100
Capital Reserve | Global Offering
Disclosure Of Classes Of Share Capital [Line Items]
Issuance of share capital																			430,800
Capital Reserve | June 2020 Private Placement
Disclosure Of Classes Of Share Capital [Line Items]
Issuance of share capital	€ 121,300
Capital Reserve | At-The-Market Offering Program
Disclosure Of Classes Of Share Capital [Line Items]
Issuance of share capital																			€ 75,800
Capital Reserve | Initial Public Offering (IPO)
Disclosure Of Classes Of Share Capital [Line Items]
Share capital														€ 132,700
Capital Reserve | Neon Therapeutics, Inc.
Disclosure Of Classes Of Share Capital [Line Items]
Issuance of share capital							€ 87,600
Capital Reserve | Shanghai Fosun Pharmaceuticals (Group) Co., Ltd
Disclosure Of Classes Of Share Capital [Line Items]
Issuance of share capital									€ 44,000
Capital Reserve | Pfizer Inc.
Disclosure Of Classes Of Share Capital [Line Items]
Issuance of share capital								€ 101,500